Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.22%	1.88%	6.09%	(13.61%)	(1.08%)	9.47%	9.42%	(1.07%)	3.72%	2.95%
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	6.30%	9.11%	12.82%	(1.56%)	4.63%	3.99%	8.70%	(0.78%)	3.52%	7.76%
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	8.67%	7.92%	11.49%	(11.72%)	4.56%	6.41%	13.90%	(2.35%)	5.46%	14.17%
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	3.54%	6.26%	5.01%	(13.59%)	4.88%	4.02%	8.27%	2.18%	8.75%	0.21%
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	3.88%	1.21%	4.36%	(7.99%)	0.87%	4.30%	6.51%	0.96%	3.36%	0.09%
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.46%	1.87%	5.77%	(9.27%)	1.61%	3.97%	6.68%	1.10%	4.09%	0.17%
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	9.41%	6.00%	10.02%	(10.58%)	2.92%	7.76%	10.52%	(2.35%)	6.90%	6.46%
Investor Class Shares (NCRIX) | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	6.80%	1.46%	5.67%	(13.99%)	(1.48%)	9.15%	8.89%	(1.47%)	3.31%	2.54%
Investor Class Shares (NHINX) | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	8.36%	7.88%	11.16%	(11.77%)	4.39%	6.24%	13.87%	(2.64%)	5.48%	14.03%
Investor Class Shares (NMUIX) | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	4.31%	1.72%	5.61%	(9.40%)	1.46%	3.82%	6.52%	0.95%	3.94%	0.02%
Class R6 Shares (NRCRX) | Class R6
Prospectus [Line Items]
Annual Return [Percent]	7.32%	2.09%	6.20%	13.53%	(0.98%)	9.57%	9.52%	(1.07%)	3.72%	2.95%
Class R6 Shares (NRHIX) | Class R6
Prospectus [Line Items]
Annual Return [Percent]	8.78%	8.03%	11.59%	(11.61%)	4.78%	6.40%	14.14%	(2.41%)	5.68%	14.26%
Class R6 (NRSIX) | Class R6
Prospectus [Line Items]
Annual Return [Percent]	9.52%	6.10%	10.14%	(10.51%)	3.03%	7.87%	10.64%	(2.28%)	6.97%	6.53%
Trust Class Shares (NSTTX) | Trust Class
Prospectus [Line Items]
Annual Return [Percent]	9.03%	5.63%	9.53%	(10.82%)	2.56%	7.29%	10.14%	(2.69%)	6.62%	5.99%
Class R3 Shares (NHIRX) | Class R3
Prospectus [Line Items]
Annual Return [Percent]	7.97%	7.37%	10.63%	(12.30%)	4.01%	5.60%	13.35%	(3.14%)	4.89%	13.40%
Class E Shares (NHIEX) | Class E Shares
Prospectus [Line Items]
Annual Return [Percent]	9.21%	8.75%	12.03%	(11.18%)	4.39%	6.24%	13.87%	(2.64%)	5.48%	14.03%